2. CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Concentration Of Credit Risk
CONCENTRATION OF CREDIT RISK

The group maintains cash balances at various financial institutions. These balances are secured by the Federal Deposit Insurance Corporation. At times, these balances may exceed the federal insurance limits. At September 30, 2017 and December 31, 2016, uninsured cash balances were $2,746,175 and $2,406,597, respectively.

The group maintains cash balances at various financial institutions. These balances are secured by the Federal Deposit Insurance Corporation. At times, these balances may exceed the federal insurance limits. At December 31, 2016 and 2015, uninsured cash balances were $2,406,597 and $3,739,370, respectively.